Related party disclosure (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major UBS Defined benetit plans
Related Party Disclosure On Pension And Other Post Employment Benefit Plans [Line Items]
Fees	$ 35	$ 36
Fair value	417	$ 265
Major Credit Suisse defined benefit plans
Related Party Disclosure On Pension And Other Post Employment Benefit Plans [Line Items]
Fees	11
Fair value	$ 26